Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2022	2023	2024
Maersk Line A/S	21%	23%	22%
Sealand Maersk Asia Pte. Ltd	21%	15%	-
Asyad Line LLC	-	11%	17%
Zim Integrated Shipping Services Ltd.	21%	23%	15%
Orient Overseas Container Line Ltd, Hong	-	-	12%
Hapag-Lloyd AG, Hamburg	-	-	10%
CMA CGM, Marseille	11%	10%	10%